MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.




FUND LOGO




Quarterly Report

May 31, 1999


This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. The Fund has the ability to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.









Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper




Merrill Lynch Senior Floating Rate Fund, Inc.


DEAR SHAREHOLDER


Merrill Lynch Senior Floating Rate Fund, Inc.'s effective net annualized yield for the quarter ended May 31, 1999 was 6.51%, compared to a yield of 6.63% for the same period a year earlier. The Fund's net asset value decreased slightly from $9.84 per share to $9.81 per share during the May quarter. During the period, the Fund earned $0.161 per share income dividends, representing a net annualized yield of 6.51%, based on a quarter-end per share net asset value of $9.81 per share. For the quarter ended May 31, 1999, the Fund's total investment return was +1.34% based on the decrease in net asset value and assuming reinvestment of the $0.159 per share income dividends. Since inception (November 3, 1989) through May 31, 1999, the Fund's total investment return was +89.19%, based on a change in per share net asset value from $10.00 per share to $9.81 per share, and assuming reinvestment of $6.567 per share income dividends.

During the May quarter, the Fund's net asset value benefited from improvement in certain cyclical sectors such as energy, steel and paper. On the other hand, the modest decline in the Fund's net asset value was primarily caused by weakness in the healthcare industry. Federal legislation that took effect in 1998 has significantly reduced Medicaid/ Medicare reimbursement payments to long-term healthcare providers. However, we view the current difficulties within the healthcare sector as temporary, and believe there may be some relief for long-term healthcare providers in the next
12 months--18 months.


Investment Environment
Merrill Lynch Senior Floating Rate Fund, Inc.'s portfolio largely consists of participations in leveraged bank loans. The high-yield bond and bank loan markets are comprised of similar industry sectors and issuers that often overlap across both markets. Therefore, general economic conditions and expectations tend to move the two markets in the same direction, although prices for high-yield bonds typically move to a greater degree than the bank loans.

The higher price volatility of high-yield bonds relative to bank loans is caused by two factors. First, bank loans are senior secured obligations, offering investors protection that unsecured high-yield bonds do not. Second, bank loans are floating rate instruments; therefore, their principal value does not move conversely to interest rate movements, as is the case with fixed-income, high-yield bonds.

Late last summer, disruptions in the equity and emerging markets pressured the high-yield bond market. This sharply decreased liquidity and, in turn, caused price declines in all three markets virtually across the board. This negatively impacted the leveraged bank loan market as well. Bank loans experienced downward pressure primarily as a result of many hedge fund managers and mutual fund investors selling their bonds and loan positions to provide needed liquidity. Although the credit environment had not changed significantly, the problems of the fixed-income and emerging markets negatively impacted the leveraged bank loan market.

Beginning in the first calendar quarter, the high-yield bond environment began to stabilize. Until interest rates increased in April 1999, the high-yield market had experienced significant improvement from its low prices of September 1998. The bank loan market has also stabilized and the prices on a large number of issues have begun to improve.

As of May 31, 1999, more than 98% of the Fund's investments in corporate loans were accruing interest at a yield spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for US dollar-denominated deposits outside of the United States. LIBOR has tracked very closely with other short-term interest rates in the United States, particularly the Federal Funds rate. Since the reset period on the Fund's floating rate investments is between 30 days and 90 days, the yield of the Fund is likely to move within a two-month period after any Federal Funds rate change.


Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999


Investment Activities
Merrill Lynch Senior Floating Rate Fund, Inc. ended the May quarter with approximately $3.0 billion out of $3.3 billion, or 89%, of its net assets committed for investment in corporate loan interests. Assets not invested in loan interests were invested in high-quality, short-term securities. We continue to maintain significant diversification across the Fund's investments. At May 31, 1999, the Fund was comprised of 223 borrowers across 50 industries. See the "Portfolio Information" section on page 3 of this report to shareholders, which provides listings of the Fund's ten largest issuers and five largest industries as of May 31, 1999.

During the three-month period ended May 31, 1999, the Fund's investment strategy remained unchanged: to invest in leveraged transactions in which borrowers have strong market shares, experienced managements, consistent cash flows and appropriate risk/reward characteristics in the form of its floating rate spreads over LIBOR. In addition, we look for companies with significant underlying asset and franchise value, strong capital structures and equity sponsors that support their investments. Throughout the latest quarter, we have focused on the better-priced new-issue market where transactions have been available at yields relative to LIBOR that were 1%--1.5% greater than was the case in August 1998. The transactions were also much more conservatively structured with lower leverage and higher interest coverage as investors became more demanding in the face of a potentially slowing US economy. Some of these leveraged bank loans brought to market recently are now trading above issue price.

In addition, we have intensified our analysis of out-of-favor cyclical sectors. We see value in certain secondary issues within those sectors. In some cases, we see opportunity to purchase bank loans that have been marked down to levels well below our estimation of their true economic value.

As difficult as the second half of 1998 was for the loan market and the Fund, their performances illustrate the bank loan market's ability to weather market fluctuations with less volatility than the high-yield bond market. This attribute continues to draw many new institutional buyers to the bank loan market. When there was almost no liquidity in high-yield securities in the late summer and early fall of 1998 and many markets lost their ability to price transactions, the bank loan market maintained liquidity for most generally syndicated transactions, albeit at lower levels. We believe that both the technical and fundamental aspects are improving in the bank loan sector. We also believe we have positively positioned the Fund to benefit from further expected improvements in the market over the rest of 1999 and into 2000.


In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Richard C. Kilbride)
Richard C. Kilbride
Vice President and Portfolio Manager



(Gilles Marchand)
Gilles Marchand
Vice President and Portfolio Manager



(Paul Travers)
Paul Travers
Vice President and Portfolio Manager



July 15, 1999



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999


PORTFOLIO INFORMATION


As of May 31, 1999

Quality Ratings*                       Percent of
S&P/Moody's                       Long-Term Investments

BBB/Baa                                    1.4%
BB/Ba                                     47.5
B/B                                       27.3
NR (Not Rated)                            23.8

[FN]
*In cases where bonds are rated differently by Standard & Poor's
 Corp. and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.


                                        Percent of
Five Largest Industries                Total Assets

Wireless Telecommunications                7.5%
Paper                                      7.5
Chemicals                                  6.1
Amusement & Recreational Services          4.9
Cable Television Services                  4.6


                                        Percent of
Ten Largest Holdings                   Total Assets

Riverwood International Corp.              3.3%
Starwood Hotels & Resorts Trust            2.8
AMF Group, Inc.                            2.0
Lyondell Petrochemical Co.                 1.9
Chancellor Media Corp.                     1.9
Jefferson Smurfit Company/Container Corp.
of America                                 1.8
Ziff-Davis Inc.                            1.7
Nextel Communications Inc.                 1.6
Stone Container Corp.                      1.4
Cellular, Inc.                             1.4



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Advertising--0.4%   BB-    Ba2    $11,325,710  Outdoor Systems, Inc., Term,
                                               due 6/30/2004                             $   11,306,728   $   11,290,317

Aerospace--0.1%     B+     Ba3      4,108,456  Aircraft, Term B, due 10/15/2005               4,108,456        4,103,320

Air                 NR++   Ba3     12,758,108  Atlas Freighter Leasing I, Term,
Transportation--                               due 5/29/2004                                 12,750,591       12,750,134
1.2%                NR++   Ba3     12,758,108  Atlas Freighter Leasing II, Term,
                                               due 5/29/2004                                 12,754,502       12,750,134
                                               Continental Airlines, Inc.:
                    BB     Ba1      7,753,177      Term A, due 7/31/2002                      7,723,977        7,588,422
                    BB     Ba1      6,272,000      Term B, due 7/31/2003                      6,272,000        6,185,760
                                                                                         --------------   --------------
                                                                                             39,501,070       39,274,450

Aircraft &          B+     Ba3      7,255,501  Evergreen International Aviation,
Parts--0.8%                                    Inc., Term B, due 5/31/2003                    7,231,770        7,248,699
                    NR++   NR++    10,390,625  Gulfstream Aerospace Corp., Term, due
                                               9/30/2002                                     10,377,984       10,338,672
                    NR++   NR++     2,013,449  Technetics Corp., Term A, due 6/20/2002        2,004,792        1,968,146
                    NR++   NR++     5,185,309  WesternSky Industries, Term,
                                               due 7/31/2003                                  5,181,026        5,133,456
                                                                                         --------------   --------------
                                                                                             24,795,572       24,688,973

Amusement &                                    AMF Group, Inc.:
Recreational        NR++   B+      39,248,085      Axel A, due 5/03/2003                     39,404,671       37,678,160
Services--5.0%      NR++   B+      25,175,907      Axel B, due 5/01/2004                     25,256,596       24,168,870
                    NR++   B+       4,345,821      Term A, due 3/31/2002                      4,338,259        4,171,988
                    NR++   B1       3,428,571  ASC East Inc., Term, due 5/31/2006             3,418,271        3,411,429
                    NR++   B1       8,571,429  ASC West Inc., Term, due 5/31/2006             8,567,078        8,528,572
                                               Amfac Resorts, Inc.:
                    NR++   NR++     2,475,000      Term B, due 9/30/2004                      2,471,917        2,456,437
                    NR++   NR++     2,475,000      Term C, due 9/30/2005                      2,471,809        2,458,758
                                               KSL Recreation Group, Inc.:
                    B+     B2      11,200,000      Revolving Credit, due 4/30/2004           11,200,000       11,067,000
                    B+     B2      10,780,000      Term A, due 4/30/2005                     10,819,775       10,658,725
                    B+     B2      10,780,000      Term B, due 4/30/2006                     10,821,086       10,732,837
                    B+     NR++     4,950,000  Kerastotes, Term B, due 12/31/2004             4,943,815        4,931,438
                                               Metro Goldwyn Mayer Co.:
                    NR++   Ba2      4,710,000      Revolving Credit, due 9/30/2003            4,710,000        4,536,319
                    NR++   Ba2      4,000,000      Term A, due 12/31/2005                     3,983,035        3,902,500
                    BB+    Ba2     17,500,000      Term B, due 12/31/2006                    17,478,214       17,182,813
                    NR++   Ba3     13,454,728  Six Flags Entertainment Corp.,
                                               Term B, due 11/03/2004                        13,448,932       13,446,319
                    NR++   NR++     4,200,000  Video Update Inc., Term B, due 4/30/2003       4,166,239        2,940,000
                                                                                         --------------   --------------
                                                                                            167,499,697      162,272,165

Apparel--1.3%                                  Arena Brands, Inc.:
                    NR++   NR++     1,177,361      Revolving Credit, due 6/01/2002            1,177,361        1,168,531
                    NR++   NR++     3,427,254      Term A, due 6/01/2002                      3,431,538        3,418,686
                    NR++   NR++     7,104,729      Term B, due 6/01/2002                      7,113,609        7,104,729
                    NR++   NR++     3,250,000  CS Brooks Canada, Inc., Term,
                                               due 6/25/2006                                  3,234,584        3,225,625
                    B+     B2       9,500,000  Humphreys Inc., Term B, due 1/15/2003          9,438,924        8,550,000
                    NR++   NR++     4,975,000  Norcross Safety Products, Term, due
                                               12/31/2005                                     4,933,172        4,875,500
                    NR++   NR++     4,600,000  Renfro Corp., Term B, due 1/15/2003            4,584,941        4,594,250
                                               Walls Industries:
                    NR++   NR++     1,212,766      Term B, due 2/28/2005                      1,210,354        1,209,734
                    NR++   NR++     1,691,490      Term C, due 2/28/2006                      1,687,985        1,687,261
                    BB-    Ba3      6,048,000  The William Carter Co., Term,
                                               due 10/31/2003                                 6,027,119        6,040,440
                                                                                         --------------   --------------
                                                                                             42,839,587       41,874,756



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Automotive          NR++   NR++   $ 3,860,162  AP Automotive, Term, due 12/19/2005       $    3,860,162   $    3,850,511
Equipment--         B+     Ba3      3,000,000  Accuride, Term C, due 1/21/2007                2,992,587        3,015,000
3.6%                BB-    NR++    21,000,000  American Axel, Term B, due 3/31/2007          21,034,577       21,018,375
                    NR++   NR++     7,000,000  Americanbump, Term B, due 10/31/2002           6,982,535        6,982,500
                                               Breed Technologies, Inc.:
                    B+     B2       5,000,000      Term A, due 4/27/2004                      4,822,346        3,675,000
                    B+     B2       9,625,247      Term B, due 4/27/2006                      9,603,575        6,906,114
                    BB-    Ba2     14,291,390  CSK Automotive, Inc., Term,
                                               due 10/31/2003                                14,243,555       14,224,399
                    BB-    B1      10,912,000  Collins & Aikman Corp., Term B,
                                               due 6/30/2005                                 10,837,693       10,877,900
                    NR++   NR++     6,250,000  Dura Automotive, Term B, due 3/31/2006         6,242,347        6,265,625
                    NR++   Ba3     11,862,000  Exide Corporation, Term B, due 3/19/2005      11,853,904       11,743,380
                    NR++   Ba2     10,000,000  Federal-Mogul Corp., Term B,
                                               due 2/24/2005                                  9,987,944       10,015,625
                    BB-    B1       5,500,000  Johnstown America Industrial, Inc.,
                                               Term B, due 4/29/2005                          5,493,199        5,503,437
                                               Safelite Glass Corp.:
                    BB-    B1       3,092,143      Term B, due 12/31/2004                     3,088,286        3,065,087
                    BB-    B1       3,092,143      Term C, due 12/31/2005                     3,088,159        3,065,087
                    NR++   Ba3      4,987,500  Stone Ridge, Term B, due 12/31/2005            4,969,478        5,018,672
                                                                                         --------------   --------------
                                                                                            119,100,347      115,226,712

Broadcasting        NR++   NR++     5,000,000  Capstar Radio Broadcasting, Term A,
Radio &                                        due 11/30/2004                                 4,975,943        4,992,187
Television--3.0%                               Chancellor Media Corp.:
                    BB-    Ba2      7,428,074      Revolving Credit, due 1/31/2003            7,428,074        7,270,227
                    BB-    Ba2     53,115,082      Term, due 6/30/2005                       52,916,966       52,815,545
                    NR++   NR++    10,000,000  Emmis Communications, Term, due 2/28/2007     10,000,000       10,012,500
                    NR++   NR++     4,633,696  Latin Communications, Term, due 3/31/2004      4,611,205        4,569,982
                    NR++   NR++     4,500,000  Quoram Broad, Term B, due 9/30/2007            4,488,835        4,508,438
                    NR++   NR++     4,578,750  Retlaw Broadcasting, Term, due 3/31/2006       4,568,465        4,574,171
                    NR++   Ba3      4,916,667  Sinclair Broadcasting, Term, due
                                               12/31/2004                                     4,908,010        4,827,552
                    NR++   NR++     3,731,250  Spartan Communications, Term B, due
                                               6/30/2005                                      3,724,531        3,731,250
                                                                                         --------------   --------------
                                                                                             97,622,029       97,301,852

Building            NR++   Ba3      3,028,756  Amerimax, Term C, due 6/30/2004                3,025,815        3,013,612
Materials--2.1%                                Behr Process Corp.:
                    NR++   NR++     4,067,496      Term B, due 3/31/2004                      4,063,314        4,067,496
                    NR++   NR++     2,711,664      Term C, due 3/31/2005                      2,708,732        2,711,664
                    NR++   NR++    11,850,121  Dal-Tile International Inc.,
                                               Term B, due 12/31/2003                        11,805,664       11,583,493
                    NR++   NR++     5,000,000  Dayton Superior Corp., Term,
                                               due 9/30/2005                                  5,000,000        5,018,750
                    NR++   Ba3        945,387  Euramax Holdings Ltd., Term B,
                                               due 6/30/2004                                    944,469          940,660
                    NR++   B1      13,307,143  Falcon Building Products, Inc.,
                                               Term, due 6/30/2005                           13,290,995       13,290,509
                    NR++   Ba3     24,707,915  National Gypsum Co., Term B,
                                               due 9/20/2003                                 24,676,090       24,460,836
                    NR++   NR++     3,990,000  Panolam Industries, Term B,
                                               due 12/31/2005                                 3,975,468        4,004,962
                                                                                         --------------   --------------
                                                                                             69,490,547       69,091,982

Business            NR++   NR++     3,500,000  Muzak Audio, Term B, due 12/31/2006            3,491,411        3,514,219
Services--0.1%



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Cable Television    B+     Caa1   $ 5,000,000  Avalon Cable, Term B, due 10/31/2006      $    4,964,384   $    5,075,000
Services--4.7%      BB+    Ba3      4,900,000  Bresnan Telecommunications, Term B,
                                               due 1/29/2008                                  4,882,094        4,926,797
                    BB-    Ba1     25,000,000  Charter Communications, Term B, due
                                               3/18/2008                                     24,963,094       25,058,592
                    NR++   Ba2     24,131,250  Chelsea Communications, Term B, due
                                               9/30/2004                                     24,054,306       24,010,594
                    BB-    B1       5,000,000  Classic Cable, Inc., Term, due
                                               10/31/2007                                     4,995,293        5,006,250
                    NR++   Ba3      4,987,500  Falcon Cable, Term C, due 12/31/2007           4,970,613        4,981,266
                    B+     Ba3      9,478,409  Intermedia Partners IV, Inc., Term,
                                               due 1/01/2005                                  9,461,201        9,478,409
                    B+     Ba3      7,500,000  Intermedia Partners VI, Inc., Term B,
                                               due 12/31/2007                                 7,493,100        7,490,625
                    NR++   NR++    11,000,000  TW-Fanch One Co., Term B, due 12/31/2007      10,991,430       11,017,188
                    NR++   NR++    17,000,000  Triax Midwest, Term B, due 6/30/2007          16,976,413       16,915,000
                    BB+    Baa3    38,958,819  Viacom, Inc., Term, due 7/01/2002             38,922,896       38,277,039
                                                                                         --------------   --------------
                                                                                            152,674,824      152,236,760

Chemicals--6.3%     NR++   NR++    12,176,604  AOC LLC, Term B, due 9/30/2006                12,148,218       11,978,734
                    NR++   NR++     4,466,250  CII Carbon LLC, Term, due 6/25/2008            4,462,050        4,474,624
                    NR++   NR++    11,198,323  Cedar Chemical, Term B, due 10/31/2003        11,141,656       11,170,327
                    NR++   NR++    10,000,000  Epsillon, Term B, due 12/31/2005              10,000,000       10,000,000
                    B      Ba3      3,555,556  Foamex International PLC, Revolving
                                               Credit, due 6/30/2003                          3,555,556        3,146,667
                                               Huntsman Corp.:
                    NR++   Ba2      3,407,665      Term A, due 12/31/2002                     3,405,546        3,373,588
                    NR++   Ba2      5,227,409      Term B, due 6/30/2004                      5,224,056        5,175,135
                    NR++   B+       9,063,925      Term C, due 12/31/2005                     9,037,181        8,973,286
                    NR++   B+      14,422,479      Term D, due 12/31/2002                    14,413,306       14,206,142
                                               Huntsman Specialty Chemicals:
                    BB     Ba2      4,032,725      Term B, due 3/15/2004                      4,030,281        4,022,643
                    BB     Ba2      4,032,725      Term C, due 3/15/2005                      4,023,814        4,025,163
                    NR++   Ba2     14,653,846  Koppers Industries, Term B,
                                               due 11/30/2004                                14,638,280       14,580,577
                                               Lyondell Petrochemical Co.:
                    Ba2    NR++     8,211,125      Term A, due 6/30/2003                      8,207,553        8,152,107
                    Ba2    NR++    37,522,521      Term B, due 6/30/2005                     37,543,394       37,604,601
                    Ba2    NR++    15,000,000      Term E, due 5/17/2006                     14,981,307       15,150,000
                    NR++   B1       7,860,000  Pioneer Americans Acquisition Corp.,
                                               Term, due 12/05/2006                           7,860,000        7,860,000
                    NR++   Ba3     23,860,061  Sterling Chemicals, Inc., Term B,
                                               due 9/30/2004                                 23,771,968       23,300,841
                    NR++   NR++     9,750,000  Sybron Chemical, Term B, due 7/31/2004         9,738,959        9,774,375
                    NR++   Ba3      6,267,625  Texas Petrochemicals Corp., Term B, due
                                               6/30/2004                                      6,250,467        6,251,956
                                                                                         --------------   --------------
                                                                                            204,433,592      203,220,766

Computer Related                               Fairchild Semiconductors Corp.:
Products--0.4%      NR++   Ba3      4,500,000      Term, due 4/30/2006                        4,491,106        4,528,125
                    BB-    B+       5,750,000      Term B, due 4/12/2007                      5,738,633        5,785,937
                    NR++   NR++     3,750,000  Stratus Computer, Inc., Term B,
                                               due 2/26/2005                                  3,731,863        3,753,516
                                                                                         --------------   --------------
                                                                                             13,961,602       14,067,578

Consumer            NR++   B1       8,348,863  Amscan Holdings, Inc., Axel,
Products--2.2%                                 due 12/31/2004                                 8,348,863        7,722,699
                    B+     Ba3      3,277,778  Boyds Collection Ltd., Term B,
                                               due 4/21/2005                                  3,272,336        3,271,632
                                               Hedstrom Corp.:
                    NR++   B1       3,737,931      Revolving Credit, due 6/30/2003            3,737,931        3,513,655
                    B      Ba3      4,310,345      Term A, due 6/30/2003                      4,294,031        4,094,828



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Consumer            B+     B+     $ 4,250,000  Holmes Products, Term B,
Products                                       due 2/05/2007                             $    4,229,349   $    4,264,609
(concluded)         BB     Ba2     14,737,876  Playtex Family Products Inc.,
                                               Term B, due 9/15/2003                         14,682,555       14,553,653
                    NR++   NR++     7,209,568  RTI Funding Corp., Term B,
                                               due 2/07/2003                                  7,166,243        5,947,894
                    NR++   NR++    14,925,000  Revlon Consumer Products Corp., Term,
                                               due 5/30/2002                                 14,916,631       14,925,000
                    B      Ba3      4,500,000  Samsonite Corporation, Term, due
                                               6/24/2005                                      4,143,386        4,387,500
                                               Scotts Company:
                    BB+    Ba3      2,546,012      Term B, due 6/04/2006                      2,536,899        2,565,107
                    BB+    Ba3      2,453,988      Term C, due 6/04/2007                      2,445,135        2,472,393
                    B+     NR++     5,000,000  United Industries, Term B, due 1/20/2006       4,993,878        5,026,563
                                                                                         --------------   --------------
                                                                                             74,767,237       72,745,533

Diversified--0.8%   NR++   NR++    25,000,000  Bridge Information, Term B,
                                               due 5/29/2005                                 24,944,469       25,062,500
                                               Thermadyne:
                    NR++   NR++       992,500      Term B, due 5/22/2005                        994,981          992,810
                    NR++   NR++       992,500      Term C, due 5/22/2006                        994,981          992,810
                                                                                         --------------   --------------
                                                                                             26,934,431       27,048,120

Drilling--0.5%      B-     B1      13,214,286  Key Energy Services Inc.,
                                               Term B, due 9/14/2004                         13,020,225       13,016,071
                    BB+    Ba3      3,695,862  Rigco North America, Term,
                                               due 9/30/1999                                  3,695,862        3,603,466
                                                                                         --------------   --------------
                                                                                             16,716,087       16,619,537

Drug/Proprietary    B+     B1       4,937,500  Duane Reade Co., Term B, due 2/15/2005         4,924,331        4,918,984
Stores--0.2%

Electronics/        B+     Ba3      6,458,750  Amphenol Corp., Term B, due 5/19/2006          6,562,142        6,456,731
Electrical          NR++   NR++     5,433,333  Communications & Power II Acquisition
Components--3.0%                               Corp., Term B, due 8/11/2002                   5,404,495        5,385,792
                    B+     NR++     8,500,000  DD Inc., Term B, due 4/22/2005                 8,449,681        8,330,000
                                               Dynatech Corporation:
                    B+     NR++     1,631,038      Term B, due 3/31/2005                      1,631,038        1,633,077
                    B+     NR++     1,631,038      Term C, due 3/31/2006                      1,631,038        1,633,077
                    B+     NR++     1,631,038      Term D, due 3/31/2007                      1,631,038        1,633,077
                    NR++   Ba3      4,874,665  FME/Neopost, Term C, due 6/24/2006             4,864,290        4,838,105
                    NR++   NR++    10,000,000  General Cable, Term B, due 6/30/2007           9,985,011        9,985,000
                    BB-    B1      19,781,931  International Wire Group, Inc.,
                                               Term B, due 9/30/2003                         19,767,390       19,658,294
                    NR++   NR++    17,910,000  SPX Corporation, Term B, due 9/30/2006        17,825,681       18,044,325
                                               Superior Telecom:
                    B+     Ba3      9,790,000      Term A, due 5/27/2004                      9,790,000        9,802,238
                    B+     Ba3      4,985,714      Term B, due 11/27/2005                     4,985,714        5,010,643
                    B      Ba3      6,656,442  Telex Communications, Inc., Term B, due
                                               11/30/2004                                     6,643,239        6,257,056
                                                                                         --------------   --------------
                                                                                             99,170,757       98,667,415

Energy--0.3%                                   Perf-O-Log Inc.:
                    NR++   NR++     1,548,579      Term, due 8/11/2003                        1,545,692        1,536,965
                    NR++   NR++     4,119,082      Term B, due 8/11/2003                      4,111,457        4,088,188
                    NR++   NR++     1,237,500      Term C, due 8/11/2003                      1,235,896        1,228,219
                    NR++   NR++     1,776,786      Term D, due 12/31/2004                     1,770,736        1,771,233
                    NR++   NR++       710,714      Term E, due 12/31/2004                       708,294          708,493
                                                                                         --------------   --------------
                                                                                              9,372,075        9,333,098



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Financial                                      Outsourcing Solutions, Inc.:
Services--1.9%      NR++   B2     $ 3,971,633      Term B, due 10/15/2003                $    3,968,806   $    3,904,611
                    NR++   B2      37,291,658      Term C, due 10/15/2001                    37,291,658       36,662,362
                                               Willis Corroon Group PLC:
                    BB     Ba2     12,125,000      Term B, due 11/19/2006                    12,080,740       12,170,469
                    BB     Ba2      4,122,500      Term C, due 11/19/2007                     4,107,386        4,144,401
                    BB     Ba2      4,122,500      Term D, due 5/19/2008                      4,107,356        4,144,401
                                                                                         --------------   --------------
                                                                                             61,555,946       61,026,244

Food & Kindred      B1     B+       5,000,000  B & G Foods, Term B, due 3/15/2006             4,990,218        5,007,812
Products--2.8%                                 Del Monte Corp.:
                    B+     B2         163,636      Revolving Credit, due 3/31/2003              163,636          161,795
                    B+     B2       2,444,140      Term A, due 3/31/2003                      2,444,140        2,428,864
                    B+     B2      10,555,636      Term B, due 3/31/2005                     10,549,733       10,582,026
                                               Imperial Holly Corp.:
                    BB-    Ba3      6,393,248      Term A, due 12/31/2003                     6,388,148        6,273,374
                    BB-    Ba3      5,275,763      Term B, due 12/31/2005                     5,271,230        5,196,627
                                               International Homefoods, Inc.:
                    BB-    Ba3        106,631      Revolving Credit, due 11/21/2001             106,631          105,431
                    BB-    Ba3      3,008,064      Term A, due 5/31/2004                      3,006,623        3,003,364
                    BB-    Ba3      6,932,053      Term B, due 9/30/2004                      6,941,571        6,901,726
                    BB-    Ba3      3,500,000  Pabst Brewing, Term B, due 4/30/2003           3,489,684        3,502,188
                    BB-    B1       4,987,495  The Pantry Inc., Term B, due 1/31/2008         4,957,122        4,993,730
                                               Specialty Foods, Inc.:
                    NR++   Ba3      6,391,033      Revolving Credit, due 1/31/2000            6,391,033        6,391,033
                    NR++   Ba3     10,992,127      Term, due 1/31/2000                       10,952,957       10,998,998
                                               Triarc Consulting:
                    NR++   NR++     7,267,442      Term B, due 2/25/2006                      7,240,847        7,303,780
                    NR++   NR++    17,732,558      Term C, due 2/25/2007                     17,667,389       17,821,220
                                                                                         --------------   --------------
                                                                                             90,560,962       90,671,968

Funeral Homes &     B-     Caa3    17,087,833  Loewen Group Capital, Term,
Parlors--1.0%                                  due 7/15/2000                                 16,993,914       10,423,578
                    B-     B1      14,583,333  Prime Succession Inc., Axel,
                                               due 8/01/2003                                 14,547,094       14,473,958
                    BB-    NR++     6,720,944  Rose Hills Co., Axel A,
                                               due 12/01/2003                                 6,709,116        6,699,941
                                                                                         --------------   --------------
                                                                                             38,250,124       31,597,477

Furniture &         NR++   NR++    10,000,000  Furniture Brands, Term, due 6/27/2007         10,000,000        9,937,500
Fixtures--1.1%                                 Sealy Mattress:
                    B+     Ba3      3,012,121      Axel B, due 12/15/2004                     3,008,977        3,015,886
                    B+     Ba3      2,169,697      Axel C, due 12/15/2005                     2,167,356        2,172,409
                    B+     Ba3      2,772,727      Axel D, due 12/15/2006                     2,769,660        2,776,193
                    B+     Ba3     10,475,694      Term A, due 12/15/2003                    10,518,525       10,436,411
                                               Simmons Co.:
                    NR++   NR++     2,136,735      Term B, due 10/29/2005                     2,126,730        2,144,747
                    NR++   NR++     5,343,750      Term C, due 10/29/2006                     5,318,436        5,363,789
                                                                                         --------------   --------------
                                                                                             35,909,684       35,846,935

Gaming--0.7%                                   Alliance Gaming Corp.:
                    B+     B1      10,366,380      Term B, due 1/31/2005                     10,366,380        9,938,767
                    B+     B1       4,139,139      Term C, due 7/31/2005                      4,139,139        3,968,399
                    NR++   NR++    10,000,000  Station Casinos, Term, due 12/31/2005         10,000,000       10,000,000
                                                                                         --------------   --------------
                                                                                             24,505,519       23,907,166

Grocery--1.3%       B+     B1       4,987,500  Big V Super, Term B, due 8/10/2003             4,963,380        4,968,797
                    BB+    Ba2     19,669,247  Fred Meyer, Term, due 2/28/2003               19,557,021       19,570,901
                    B      B2      10,000,000  Grand Union Co., Term, due 8/17/2003           9,976,556       10,018,750



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Grocery                                        Star Acquisition Co., Inc.:
(concluded)         B      Ba3    $ 3,444,279      Term B, due 12/31/2001                $    3,436,918   $    3,446,432
                    B      Ba3      2,582,218      Term C, due 12/31/2002                     2,575,440        2,583,832
                                                                                         --------------   --------------
                                                                                             40,509,315       40,588,712

Health Services--                              Community Health Systems, Inc.:
4.3%                NR++   NR++    14,092,948      Term B, due 12/31/2003                    14,044,530       14,044,503
                    NR++   NR++    14,092,948      Term C, due 12/31/2004                    14,040,746       14,044,503
                    NR++   NR++    10,540,653      Term D, due 12/31/2005                    10,499,459       10,517,595
                    B+     Ba3      5,556,060  Extendicare Health Services, Inc.,
                                               Term B, due 12/31/2004                         5,551,439        5,306,038
                                               Genesis Health Ventures, Inc.:
                    B+     Ba3      4,963,927      Term B, due 9/30/2004                      4,955,871        4,768,472
                    B+     Ba3      4,952,377      Term C, due 6/01/2005                      4,944,097        4,757,377
                                               Integrated Health Services, Inc.:
                    B+     Ba3     22,218,750      Term B, due 9/15/2004                     22,185,018       20,496,797
                    B+     Ba3      9,875,000      Term C, due 12/31/2005                     9,875,000        9,109,688
                                               Magellen Health Services:
                    B1     Ba3      4,698,939      Term B, due 2/12/2005                      4,692,930        4,393,508
                    B1     Ba3      4,698,939      Term C, due 2/12/2006                      4,692,755        4,393,508
                                               Mariner Post:
                    B+     Ba3      7,470,000      Term B, due 3/31/2005                      7,463,763        6,088,050
                    B+     Ba3      7,470,000      Term C, due 3/31/2006                      7,463,559        6,088,050
                                               Multicare Companies, Inc.:
                    B+     B1       4,678,750      Term B, due 9/30/2004                      4,671,009        4,456,509
                    B+     B1       1,555,625      Term C, due 6/01/2005                      1,553,008        1,481,733
                                               Paracelsus HealthCare Corp.:
                    NR++   B1       1,325,333      Term A, due 3/31/2003                      1,319,847        1,239,187
                    NR++   B1       1,985,714      Term B, due 3/31/2004                      1,977,138        1,856,643
                    NR++   Ba2     27,200,000  Total Renal Care, Term, due 3/31/2008         26,956,540       26,384,000
                                                                                         --------------   --------------
                                                                                            146,886,709      139,426,161

Hotels & Motels--                              Patriot American Hospitality:
3.8%                NR++   NR++    12,160,927      Revolving Credit, due 7/18/2000           12,160,927       12,153,326
                    NR++   NR++    19,966,667      Term B, due 3/31/2003                     19,888,338       19,979,146
                    NR++   Ba1     90,000,000  Starwood Hotels & Resorts Trust,
                                               Term, due 2/23/2003                           89,940,234       90,168,750
                                                                                         --------------   --------------
                                                                                            121,989,499      122,301,222

Industrial          NR++   NR++     4,456,056  Volume Services America, Term B, due
Services--0.1%                                 12/03/2007                                     4,434,588        4,485,299

Insurance--0.2%                                BRW Acquisition:
                    NR++   NR++     2,500,000      Term B, due 7/09/2006                      2,497,136        2,475,000
                    NR++   NR++     2,500,000      Term C, due 7/09/2007                      2,497,095        2,475,000
                                                                                         --------------   --------------
                                                                                              4,994,231        4,950,000

Leasing & Rental    B+     B1       7,000,000  MEDIQ PRN Life Support Services,
Services--1.8%                                 Term, due 6/30/2006                            6,993,648        6,860,000
                                               Medical Specialties:
                    NR++   NR++    12,845,455      Axel, due 6/30/2004                       12,845,455       12,845,455
                    NR++   NR++     4,418,182      Term, due 6/30/2001                        4,418,182        4,418,182
                    NR++   Ba3      8,000,000  Nationsrent Inc., Term, due 9/24/2004          7,961,685        7,992,500
                    NR++   B1       7,250,000  Panavision, Term B, due 3/31/2005              7,231,873        7,213,750
                    NR++   Ba2     20,000,000  United Rentals Inc., Term, due 6/30/2005      19,982,038       19,950,000
                                                                                         --------------   --------------
                                                                                             59,432,881       59,279,887



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Manufacturing--     NR++   NR++   $ 9,371,429  Channel Master, Term, due 10/10/2005      $    9,371,429   $    9,371,429
1.3%                BB-    B1       7,481,250  Enviromental Systems, Term B,
                                               due 9/30/2005                                  7,457,776        7,528,008
                    NR++   NR++     5,000,000  Metokote Corp., Term B, due 11/02/2005         4,964,640        5,031,250
                    NR++   NR++     7,959,788  Polyfibron Technologies, Term B,
                                               due 12/29/2003                                 7,959,788        7,959,788
                    NR++   B1       4,900,000  Terex Corp., Term B, due 3/06/2005             4,882,576        4,884,688
                    NR++   B1       3,500,000  Tokheim Corporation, Term, due 9/30/2004       3,483,535        3,482,500
                                               WEC Company:
                    NR++   NR++     2,902,083      Term B, due 9/30/2005                      2,898,759        2,894,828
                    NR++   NR++     2,072,917      Term C, due 9/30/2006                      2,070,504        2,067,734
                                                                                         --------------   --------------
                                                                                             43,089,007       43,220,225

Measuring,          NR++   NR++     7,398,389  Chronograph Ltd., Term B, due 9/30/2001        7,398,389        7,398,389
Analyzing &
Controlling
Instruments--0.2%

Medical                                        Alaris Medical Systems, Inc.:
Equipment--0.7%     B+     B1       3,304,000      Term A, due 8/01/2002                      3,316,852        3,281,285
                    B+     B1       4,228,138      Term B, due 11/01/2003                     4,229,905        4,231,334
                    B+     B1       4,228,138      Term C, due 11/01/2004                     4,229,778        4,231,334
                    B+     B1       2,021,449      Term D, due 5/01/2005                      2,022,918        2,023,232
                                               Stryker Corporation:
                    BB     Ba2      1,966,901      Term B, due 12/04/2004                     1,955,380        1,974,892
                    BB     Ba2      8,008,099      Term C, due 12/04/2005                     7,960,581        8,045,637
                                                                                         --------------   --------------
                                                                                             23,715,414       23,787,714

Metals &            NR++   B3      10,188,203  Acme Metals, Inc., Term, due 12/01/2005       10,188,203        7,844,916
Mining--3.4%                                   Centennial Resources Inc.:
                    NR++   NR++     1,961,538      Term A, due 3/31/2002                      1,946,578           26,971
                    NR++   NR++     5,105,769      Term B, due 3/31/2004                      5,062,590           70,204
                    NR++   NR++     6,000,000  Handy & Harman, Term B, due 7/30/2006          5,986,168        5,985,000
                                               Ispat Inland LP:
                    BB     Ba3     19,353,750      Term B, due 7/15/2005                     19,220,090       19,136,020
                    BB     Ba3     19,353,750      Term C, due 7/15/2006                     19,218,381       19,136,020
                    BB-    Ba3      8,407,896  Neenah Foundry, Term B, due 9/30/2005          8,400,492        8,428,916
                    BB-    B1      31,000,000  Ormet Corportation, Term,
                                               due 8/15/2008                                 31,000,000       31,000,000
                    NR++   Ba2      5,000,000  P & L Coal Holdings, Term B,
                                               due 6/30/2006                                  5,000,000        5,012,500
                    NR++   NR++     4,970,000  Premirrefrac, Term B, due 4/15/2005            4,954,933        4,771,200
                    NR++   Ba3     10,078,190  UCAR Global Enterprises, Term B, due
                                               12/31/2002                                    10,071,374       10,052,995
                                                                                         --------------   --------------
                                                                                            121,048,809      111,464,742

Other Telecommuni-                             Pacific Coin:
cations--0.3%       NR++   NR++     3,916,364      Acquisition Term, due 12/31/2003           3,916,364        3,916,364
                    BB-    Ba2      2,056,352      Term A, due 12/31/2002                     2,056,352        2,056,352
                    NR++   NR++     2,715,625      Term B, due 12/31/2004                     2,715,625        2,715,625
                                                                                         --------------   --------------
                                                                                              8,688,341        8,688,341

Packaging--0.9%     B+     B1      14,962,500  Graham Packaging, Term D,
                                               due 1/31/2007                                 14,966,518       14,981,203
                    NR++   B1       4,850,567  Ivex Packaging Corp., Term B,
                                               due 10/02/2004                                 4,845,672        4,826,314
                                               Packaging Co.:
                    BB     NR++     4,924,587      Term B, due 4/12/2007                      4,906,338        4,963,060
                    BB     NR++     4,924,587      Term B, due 4/12/2008                      4,906,303        4,963,060
                                                                                         --------------   --------------
                                                                                             29,624,831       29,733,637



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Paging--0.3%        NR++   Ba3    $ 9,088,666  PageNet Finance, Inc.,
                                               Revolving Credit, due 12/31/2004          $    9,088,666   $    8,804,646

Paper--7.7%         NR++   NR++     6,500,000  Cellu Tissue, Term C, due 3/24/2005            6,477,776        6,435,000
                    BB     Ba3      4,638,788  Crown Paper Co., Term B, due 8/22/2003         4,603,019        4,615,594
                    B+     Ba3     56,740,000  Jefferson Smurfit Company/Container
                                               Corp. of America, Term B, due 3/24/2006       56,659,195       56,917,313
                    BB     NR++     4,975,000  Le Groupe Forex, Term B, due 6/30/2005         4,969,429        4,937,688
                    NR++   NR++     7,250,000  Pacifica, Term B, due 12/31/2006               7,241,118        7,268,125
                    NR++   NR++     6,500,000  Repap Brunswick, Term B, due 6/01/2004         6,515,000        6,288,750
                                               Riverwood International Corp.:
                    B+     B1      14,381,313      Term A, due 2/28/2003                     14,214,641       14,420,645
                    B+     B1      66,134,147      Term B, due 2/28/2004                     65,367,686       66,315,018
                    B+     B1      25,472,987      Term C, due 8/28/2004                     25,218,468       25,560,550
                                               Stone Container Corp.:
                    B+     Ba3     28,020,684      Term C, due 4/01/2003                     27,998,654       28,090,735
                    B+     Ba3     17,997,709      Term E, due 10/01/2003                    18,149,425       18,042,703
                                               Stronghaven:
                    NR++   NR++     9,303,448      Term B, due 5/15/2004                      9,269,345        8,373,103
                    NR++   NR++     1,697,143      Term C, due 5/15/2004                      1,697,143        1,527,429
                                                                                         --------------   --------------
                                                                                            248,380,899      248,792,653

Petroleum           BB     Ba2     11,000,000  Clark Refining & Marketing, Inc.,
Refineries--0.3%                               Term, due 11/15/2004                          11,000,000       10,450,000

Pharmaceuticals--                              Dade International, Inc.:
1.3%                NR++   B1       4,059,977      Term A, due 12/31/2001                     4,070,127        4,054,902
                    NR++   B1       9,134,681      Term B, due 12/31/2002                     9,110,714        9,146,099
                    NR++   B1       4,166,483      Term C, due 12/31/2003                     4,158,255        4,171,691
                    NR++   B1       2,725,352      Term D, due 12/31/2004                     2,713,009        2,728,759
                    NR++   NR++     7,357,143  Endo Pharmaceuticals, Term B,
                                               due 6/30/2004                                  7,345,495        7,329,554
                    NR++   NR++    15,000,000  Express Scripts, Term B, due 3/31/2007        14,980,289       14,983,125
                                                                                         --------------   --------------
                                                                                             42,377,889       42,414,130

Printing &          NR++   B3       5,265,000  21st Century, Term A, due 9/15/2003            5,291,325        5,241,966
Publishing--4.0%    B+     Ba3     14,955,000  Advanstar Communications, Term B,
                                               due 4/30/2005                                 14,941,881       14,917,612
                    BB+    Ba1      8,375,000  Journal Register Co., Term B,
                                               due 9/30/2006                                  8,365,410        8,312,188
                    NR++   Ba3      9,875,000  Morris Communications, Term B,
                                               due 6/30/2005                                  9,859,545        9,813,281
                    NR++   Ba3      2,976,081  Penton Media, Term B, due 5/31/2006            2,961,893        2,968,641
                                               Primedia:
                    NR++   Ba3      7,520,000      Revolving Credit, due 12/31/2000           7,520,000        7,454,200
                    NR++   Ba3      4,000,000      Term, due 12/31/2000                       4,000,000        3,965,000
                    NR++   Ba3      4,000,000      Term, due 12/31/2000                       4,000,000        3,975,000
                    NR++   Ba3     10,000,000      Term, due 7/31/2004                        9,975,831       10,034,375
                                               RH Donnolley Inc.:
                    NR++   NR++     3,347,697      Term B, due 12/05/2005                     3,344,701        3,335,144
                    NR++   NR++     3,847,927      Term C, due 12/05/2006                     3,844,419        3,833,498
                                               Ziff-Davis Inc.:
                    NR++   Ba2        176,471      Revolving Credit, due 3/31/2005              176,471          173,934
                    NR++   Ba2      7,647,059      Term A, due 3/31/2005                      7,620,333        7,640,559
                    NR++   Ba2     47,500,000      Term B, due 3/31/2006                     47,335,735       47,648,438
                                                                                         --------------   --------------
                                                                                            129,237,544      129,313,836



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Restaurants--                                  Domino & Bluefence:
0.5%                B+     B1     $ 6,690,394      Term B, due 12/21/2006                $    6,626,113   $    6,709,210
                    B+     B1       6,690,394      Term C, due 12/21/2007                     6,625,686        6,709,210
                    NR++   Ba3      3,617,596  Shoney's, Inc., Term B, due 4/30/2002          3,601,591        3,490,981
                                                                                         --------------   --------------
                                                                                             16,853,390       16,909,401

Retail              NR++   B1       5,750,000  Advanced Store Company, Term B, due
Specialty--0.4%                                4/15/2006                                      5,742,301        5,751,437
                    NR++   Ba2      7,476,340  Travel Centers of America, Term,
                                               due 3/27/2005                                  7,447,985        7,497,368
                                                                                         --------------   --------------
                                                                                             13,190,286       13,248,805

Textile Mill                                   Joan Fabrics Corp.:
Products--0.5%      NR++   NR++     3,172,366      Term B, due 6/30/2005                      3,168,438        3,166,417
                    NR++   NR++     1,646,770      Term C, due 6/30/2006                      1,644,659        1,651,916
                    NR++   NR++    10,421,250  Tartan Textiles, Term B, due 5/01/2005        10,398,200       10,395,197
                                                                                         --------------   --------------
                                                                                             15,211,297       15,213,530

Tower Construction  NR++   NR++     5,000,000  Spectracite, Term B, due 6/30/2006             4,987,657        5,026,563
& Leasing--0.2%

Transportation      NR++   NR++     7,406,250  North American Van Lines, Term B, due
Services--0.3%                                 3/30/2006                                      7,398,015        7,383,105
                    BB-    Ba3      3,200,935  Petro Stopping Centers, Term B,
                                               due 12/31/2003                                 3,195,132        3,178,929
                                                                                         --------------   --------------
                                                                                             10,593,147       10,562,034

Wired Telecom-      NR++   Ba2     15,093,750  Flag Ltd., Term, due 1/30/2005                15,029,776       14,754,141
munications--       NR++   NR++     5,000,000  IDT Corporation, Term B, due 5/10/2004         4,981,281        4,989,063
0.6%                                                                                     --------------   --------------
                                                                                             20,011,057       19,743,204

Wireless                                       American Cellular Corp.:
Telecommunica-      NR++   B2       2,500,000      Term B, due 6/30/2007                      2,484,898        2,501,562
tions--7.7%         NR++   B2       2,500,000      Term C, due 6/30/2007                      2,484,871        2,501,562
                                               Cellular Financial, Inc.:
                    NR++   B1      13,985,692      Term B, due 9/30/2006                     13,976,575       14,038,138
                    NR++   B1       8,130,081      Term C, due 3/31/2007                      8,111,835        8,160,569
                    NR++   B1      22,764,227      Term D, due 9/30/2007                     22,712,588       22,849,593
                                               Centennial Cellular:
                    B      B2       2,743,056      Term Loan A (PR), due 11/30/2006           2,746,484        2,747,342
                    B      B2       2,256,944      Term Loan A (US), due 11/30/2006           2,259,766        2,260,471
                                               Dobson/Sygnet Operating Co.:
                    NR++   NR++     2,500,000      Term B, due 3/23/2007                      2,490,877        2,512,500
                    NR++   NR++     2,500,000      Term C, due 12/23/2007                     2,490,843        2,517,188
                    B      B2       8,934,000  Iridium Operating LLC, Term,
                                               due 12/29/2000                                 8,791,805        7,258,875
                                               Nextel Communications Inc.:
                    B      B1         258,960      Revolving Credit, due 3/31/2006              258,960          251,596
                    B      B1          74,100      Revolving Credit, due 6/30/2003               74,100           71,993
                    B      B1       4,270,000      Term A, due 3/31/2006                      4,135,026        4,148,572
                    B      B1      40,000,000      Term B, due 9/30/2006                     39,955,269       40,087,500
                    B      B1       7,500,000      Term C, due 3/31/2007                      7,439,366        7,528,125
                                               Omnipoint Communications Corp.:
                    NR++   B2         774,185      Term A, due 2/17/2006                        773,502          733,540
                    NR++   B2       1,926,134      Term B, due 2/17/2006                      1,924,435        1,825,012
                    NR++   B2      43,312,500      Term C, due 2/17/2006                     43,129,954       41,038,594
                                               PowerTel PCS, Inc.:
                    NR++   NR++    15,000,000      Term, due 3/04/2001                       15,000,000       14,962,500
                    NR++   NR++     3,000,000      Term B, due 2/06/2003                      3,000,000        2,992,500
                    NR++   NR++    15,000,000  TeleCorp PCS, Term B, due 1/15/2008           14,971,880       14,896,875



Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999

SCHEDULE OF INVESTMENTS (concluded)
                   S&P    Moody's    Face                 Senior Secured
Industries        Rating   Rating   Amount        Floating Rate Loan Interests*                Cost             Value
Wireless            NR++   NR++   $ 5,000,000  Tritel Holdings, Term B,
Telecommunica-                                 due 12/31/2007                            $    4,938,265   $    5,025,000
tions               NR++   B1      10,000,000  Triton PCS, Term B, due 4/30/2007              9,977,934        9,878,125
(concluded)         NR++   NR++    20,000,000  VoiceStream PCS, Term B, due 6/30/2007        19,937,414       19,987,500
                    NR++   B1      20,000,000  Western Wireless, Term B, due 3/31/2006       20,000,000       20,075,000
                                                                                         --------------   --------------
                                                                                            254,066,647      250,850,232

                                               Total Senior Secured Floating
                                               Rate Loan Interests--85.6%                 2,820,303,108    2,777,199,690

                                      Shares
                                       Held             Warrants & Agreements

Cable Television Services--0.0%           707  Classic Cable, Inc. (a)                                0                0

Drilling--0.0%                         12,250  Rigco North America (a)                                0                0

General Merchandise Stores--0.0%    2,288,402  Just For Feet, Inc. (b)                        2,288,402          934,075

                                               Total Investments in Warrants &
                                               Agreements--0.0%                               2,288,402          934,075

                                      Face
                                     Amount              Short-Term Securities

Commercial Paper**--10.2%         $20,000,000  First Data Corporation, 4.80%
                                               due 7/07/1999                                 19,904,000       19,904,000
                                               Ford Motor Credit Company:
                                   50,000,000      4.79% due 6/07/1999                       49,960,083       49,960,083
                                   30,800,000      4.80% due 7/08/1999                       30,648,053       30,648,053
                                               General Electric Capital Corp.:
                                   30,000,000      4.84% due 7/12/1999                       29,834,633       29,834,633
                                   50,000,000      4.84% due 7/13/1999                       49,717,667       49,717,667
                                   51,574,000  General Motors Acceptance Corp.,
                                               4.94% due 6/01/1999                           51,574,000       51,574,000
                                   50,000,000  Metropolitan Life Insurance Company,
                                               4.80% due 6/01/1999                           50,000,000       50,000,000
                                   50,000,000  Morgan Stanley, Dean Witter,
                                               Discover & Co., 4.78% due 6/16/1999           49,900,417       49,900,417
                                                                                         --------------   --------------
                                                                                            331,538,853      331,538,853

US Government Agency                           Federal Home Loan Mortgage Corporation
Obligations**--3.7%                            Participation Certificates:
                                   30,000,000      4.72% due 6/21/1999                       29,921,333       29,921,333
                                   90,214,000      4.75% due 7/14/1999                       89,700,961       89,700,961
                                                                                         --------------   --------------
                                                                                            119,622,294      119,622,294

                                               Total Investments in Short-Term
                                               Securities--13.9%                            451,161,147      451,161,147

Total Investments--99.5%                                                                 $3,273,752,657    3,229,294,912
                                                                                         ==============
Other Assets Less Liabilities--0.5%                                                                           17,024,691
                                                                                                          --------------
Net Assets--Equivalent to $9.81 Per Share Based on 330,809,990 Shares Outstanding--100.0%                 $3,246,319,603
                                                                                                          ==============


(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)Agreement represents an obligation by Just For Feet, Inc. to pay an amount to the Fund on April 30, 2002, contingent upon the earnings before income taxes and depreciation of Just For Feet, Inc. as of January 31, 2002.
 ++Not Rated.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate.
 **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.


Merrill Lynch Senior Floating Rate Fund, Inc.
May 31, 1999


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Joseph T. Monagle Jr., Senior Vice President
Richard C. Kilbride, Vice President
Gilles Marchand, Vice President
Paul Travers, Vice President
Donald C. Burke, Vice President and Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863